Certain Risks and Concentration (Credit Risk) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Concentration Risk [Line Items]
Convertible loans due from a related party	¥ 104,429	$ 15,041	¥ 0
Amounts due from related parties	156,260	22,506	124,677
Particle [Member]
Concentration Risk [Line Items]
Amounts due from related parties	50,337	7,250	¥ 0
Particle [Member] | Loan Granted to Related Party in November 2016 [Member]
Concentration Risk [Line Items]
Amounts due from related parties	¥ 47,800	$ 6,900